Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Profit (loss) for the year		$ (13,551)	$ (9,196)	$ 4,955
Adjustments to profit and loss items:
Profit from discontinued operation		0	(80)	(2,889)
Depreciation and amortization		1,238	1,090	1,149
Share-based compensation		1,673	1,322	1,234
Revaluation of liabilities in respect of IIA grants		919	828	(392)
Revaluation of liabilities in respect of purchase of shares		590	(433)	1,690
Revaluation of lease liabilities		188	305	340
Increase (decrease) in severance pay liability, net		13	33	(105)
Net financing income		(11)	(297)	(434)
Un-realized foreign currency gain		(137)	(211)	(152)
Adjustments to profit and loss items, total		4,473	2,557	441
Changes in asset and liability items:
Decrease (increase) in trade receivables		929	1,386	(3,553)
Decrease in inventories		257	141	67
Decrease (increase) in other receivables		(763)	(13)	6,376
Increase (decrease) in trade payables and accrued expenses		1,723	(1,096)	1,355
Increase (decrease) in other payables and deferred revenues		(1,984)	(479)	247
Changes in asset and liability items, total		162	(61)	4,492
Net cash provided by (used in) continuing operating activities		(8,916)	(6,700)	9,888
Net cash used in discontinued operating activities		0	(195)	(1,599)
Net cash provided by (used in) operating activities		(8,916)	(6,895)	8,289
Cash Flows from Investing Activities:
Purchase of property and equipment		(489)	(923)	(792)
Interest received		35	274	184
Proceeds from (investments in) short term bank deposits, net		4,002	18,034	(5,050)
Net cash provided by (used in) continuing investing activities		3,548	17,385	(5,658)
Net cash used in discontinued investing activities		0	0	(1,239)
Net cash provided by (used in) investing activities		3,548	17,385	(6,897)
Cash Flows from Financing Activities:
Repayment of leases liabilities		(693)	(508)	(630)
Proceeds from exercise of options	[1]	3
Repayment of IIA grants, net		(360)	(121)	(376)
Net cash used in continuing financing activities		(1,050)	(629)	(1,006)
Exchange rate differences on cash and cash equivalent balances		88	273	140
Increase (decrease) in cash and cash equivalents from continuing activities		(6,330)	10,329	3,364
Decrease in cash and cash equivalents from discontinued activities		0	195	2,838
Balance of cash and cash equivalents at the beginning of the year		17,376	7,242	6,716
Balance of cash and cash equivalents at the end of the year		11,046	17,376	7,242
Supplement disclosure of Non-cash transactions:
ROU asset, net recognized with corresponding lease liability		155	261	209
Exercise of RSU’s		$ 147	$ 147	$ 97

[1]	Represents an amount lower than $1